Loans (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Loans 30-89 Days Past Due	$ 5,238,000	$ 8,038,000
Loans 90 Or More Days Past Due	496,000	520,000
Total Loans	1,093,066,000	1,032,608,000
Total Past Due Loans	5,734,000	8,558,000
Total Current Loans	1,087,332,000	1,024,050,000
Single-Family Residential - Banco de la Gente Non-Tradtional
Loans 30-89 Days Past Due	2,279,000	2,977,000
Loans 90 Or More Days Past Due	199,000	264,000
Total Loans	17,816,000	20,019,000
Total Past Due Loans	2,478,000	3,241,000
Total Current Loans	15,338,000	16,778,000
Farm Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	0	0
Loans 90 Or More Days Past Due	0	0
Total Loans	563,000	946,000
Total Past Due Loans	0	0
Total Current Loans	563,000	946,000
All Other Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	0	0
Loans 90 Or More Days Past Due	0	0
Total Loans	16,926,000	14,505,000
Total Past Due Loans	0	0
Total Current Loans	16,926,000	14,505,000
Construction and Land Development
Loans 30-89 Days Past Due	50,000	363,000
Loans 90 Or More Days Past Due	0	0
Total Loans	136,263,000	114,291,000
Total Past Due Loans	50,000	363,000
Total Current Loans	136,213,000	113,928,000
Single-Family Residential
Loans 30-89 Days Past Due	2,708,000	4,318,000
Loans 90 Or More Days Past Due	297,000	256,000
Total Loans	354,896,000	322,111,000
Total Past Due Loans	3,005,000	4,574,000
Total Current Loans	351,891,000	317,537,000
Commercial
Loans 30-89 Days Past Due	13,000	306,000
Loans 90 Or More Days Past Due	0	0
Total Loans	425,736,000	406,622,000
Total Past Due Loans	13,000	306,000
Total Current Loans	425,723,000	406,316,000
Multifamily and Farmland
Loans 30-89 Days Past Due	0	0
Loans 90 Or More Days Past Due	0	0
Total Loans	62,959,000	65,481,000
Total Past Due Loans	0	0
Total Current Loans	62,959,000	65,481,000
Commercial Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	125,000	3,000
Loans 90 Or More Days Past Due	0	0
Total Loans	70,862,000	81,706,000
Total Past Due Loans	125,000	3,000
Total Current Loans	70,737,000	81,703,000
Consumer Loans (Not Secured by Real Estate)
Loans 30-89 Days Past Due	63,000	71,000
Loans 90 Or More Days Past Due	0	0
Total Loans	7,045,000	6,927,000
Total Past Due Loans	63,000	71,000
Total Current Loans	6,982,000	6,856,000
Total Real Estate Loans
Total Loans	997,670,000	928,524,000
Total Real Estate Loans | Total Real Estate [Member]
Loans 30-89 Days Past Due	5,050,000	7,964,000
Loans 90 Or More Days Past Due	496,000	520,000
Total Loans	997,670,000	928,524,000
Total Past Due Loans	5,546,000	8,484,000
Total Current Loans	$ 992,124,000	$ 920,040,000